Current and long-term debt - 2021 CSSC lease financing (Details) $ in Thousands	1 Months Ended		12 Months Ended
	May 31, 2023 USD ($)	May 31, 2021 USD ($) vessel	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Oct. 31, 2023 USD ($)	Jan. 31, 2023 USD ($)
Disclosure of detailed information about borrowings [line items]
Principal repayments recognized in consolidated cash flow statements			$ 516,127	$ 79,502	$ 56,729
Purchase option fees						$ 1,700	$ 1,200
2021 CSSC Lease Financing
Disclosure of detailed information about borrowings [line items]
Borrowings, bareboat charter term		6 years
Principal repayments recognized in consolidated cash flow statements	$ 46,900
Purchase option fees	$ 700
2021 CSSC Lease Financing | London Interbank Offered Rate (LIBOR)
Disclosure of detailed information about borrowings [line items]
Adjustment to interest rate basis		3.50%
STI Grace and STI Jermyn | 2021 CSSC Lease Financing | Vessels | LR2
Disclosure of detailed information about borrowings [line items]
Number of vessels under finance lease arrangements | vessel		2
Consideration paid (received)		$ 57,400